GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.01%
8,161	Codexis Inc(a)	$ 111,928
71,498	Element Solutions Inc(a)	727,850
35,678	Orion Engineered Carbons SA	596,180
19,294	Steel Dynamics Inc	574,961
		2,010,919
Communications — 3.77%
8,624	1-800-Flowers.com Inc Class A(a)	127,592
4,277	8x8 Inc(a)	88,619
12,603	Calix Inc(a)	80,533
29,166	Ciena Corp(a)	1,144,182
6,279	EverQuote Inc Class A(a)	133,994
3,337	Fiverr International Ltd(a)	62,402
31,081	Gogo Inc(a)(b)	187,418
58,908	Houghton Mifflin Harcourt Co(a)	313,980
15,853	Mimecast Ltd(a)	565,477
9,944	RealReal Inc(a)(b)	222,348
11,573	Zendesk Inc(a)	843,440
		3,769,985
Consumer, Cyclical — 11.76%
4,314	Burlington Stores Inc(a)	862,024
27,276	Callaway Golf Co	529,427
8,836	Children's Place Inc(b)	680,284
24,180	Eldorado Resorts Inc(a)	964,057
55,188	Extended Stay America Inc	807,952
8,151	FirstCash Inc	747,202
12,928	Fox Factory Holding Corp(a)	804,639
9,581	Funko Inc Class A(a)(b)	197,129
22,276	G-III Apparel Group Ltd(a)	574,053
13,084	IAA Inc(a)	545,995
64,126	International Game Technology PLC(b)	911,230
14,537	KAR Auction Services Inc	356,883
6,165	Kura Sushi USA Inc Class A(a)(b)	120,957
3,203	LGI Homes Inc(a)	266,874
37,318	Lions Gate Entertainment Corp Class B	326,159
10,089	Lovesac Co(a)(b)	188,362
6,511	Malibu Boats Inc Class A(a)	199,758
33,025	PetIQ Inc(a)(b)	900,262
30,227	Skyline Champion Corp(a)	909,530
13,067	Sonos Inc(a)(b)	175,228
36,812	Wabash National Corp	534,142
6,165	YETI Holdings Inc(a)(b)	172,620
		11,774,767
Consumer, Non-Cyclical — 29.59%
14,319	ACADIA Pharmaceuticals Inc(a)	515,341
6,385	Alector Inc(a)(b)	92,072
6,606	Alnylam Pharmaceuticals Inc(a)	531,255
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
15,538	AMN Healthcare Services Inc(a)	$ 894,367
21,246	ArQule Inc(a)	152,334
18,422	ASGN Inc(a)	1,158,007
30,197	AtriCure Inc(a)	753,113
3,596	Audentes Therapeutics Inc(a)	101,012
23,089	AxoGen Inc(a)	288,151
6,810	Axonics Modulation Technologies Inc(a)(b)	183,325
4,209	Bluebird Bio Inc(a)	386,470
29,094	CareDx Inc(a)	657,815
74,751	Cerus Corp(a)	385,341
9,654	Chefs' Warehouse Inc(a)	389,249
16,511	Coherus Biosciences Inc(a)	334,513
6,882	Deciphera Pharmaceuticals Inc(a)	233,575
8,446	Denali Therapeutics Inc(a)(b)	129,393
6,833	DexCom Inc(a)	1,019,757
11,005	Eidos Therapeutics Inc(a)(b)	395,850
10,720	Emergent BioSolutions Inc(a)	560,442
27,932	Flexion Therapeutics Inc(a)(b)	382,808
2,732	Galapagos NV Sponsored ADR(a)	417,067
13,936	Glaukos Corp(a)(b)	871,139
9,365	HealthEquity Inc(a)	535,163
7,907	I3 Verticals Inc Class A(a)	159,089
10,755	ICF International Inc	908,475
7,801	ICON PLC(a)	1,149,399
30,728	Immunomedics Inc(a)	407,453
5,188	Inspire Medical Systems Inc(a)	316,572
5,619	Intellia Therapeutics Inc(a)(b)	75,014
6,107	Intercept Pharmaceuticals Inc(a)(b)	405,261
28,580	Invitae Corp(a)(b)	550,737
7,111	Ionis Pharmaceuticals Inc(a)	426,020
23,201	Iovance Biotherapeutics Inc(a)	422,258
3,534	iRhythm Technologies Inc(a)(b)	261,905
46,322	Ironwood Pharmaceuticals Inc(a)	397,674
4,620	Krystal Biotech Inc(a)(b)	160,430
26,050	LiveRamp Holdings Inc(a)	1,119,108
30,285	Momenta Pharmaceuticals Inc(a)	392,494
7,839	Monro Inc	619,359
2,886	MyoKardia Inc(a)	150,505
17,559	Myovant Sciences Ltd(a)(b)	91,307
1,146	Neuronetics Inc(a)	9,523
2,385	Nevro Corp(a)	205,038
6,432	NextCure Inc(a)	198,427
5,730	Novocure Ltd(a)	428,489
5,895	OrthoPediatrics Corp(a)	207,858
10,521	Pacira BioSciences Inc(a)	400,534
25,294	Performance Food Group Co(a)	1,163,777
6,427	Personalis Inc(a)(b)	94,316
17,352	Portola Pharmaceuticals Inc(a)(b)	465,381
6,490	QIWI PLC Sponsored ADR	142,455
9,911	Ra Pharmaceuticals Inc(a)	234,395

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
9,062	Rocket Pharmaceuticals Inc(a)(b)	$ 105,572
4,078	Shockwave Medical Inc(a)	122,055
7,535	Silk Road Medical Inc(a)	245,114
5,379	Strategic Education Inc	730,899
24,349	Syneos Health Inc(a)	1,295,610
22,078	Tactile Systems Technology Inc(a)(b)	934,341
10,292	Teladoc Health Inc(a)(b)	696,974
6,710	Turning Point Therapeutics Inc(a)(b)	252,296
10,479	Twist Bioscience Corp(a)	250,239
1,215	uniQure NV(a)	47,822
3,092	Veracyte Inc(a)	74,208
5,262	WEX Inc(a)	1,063,292
11,623	Willdan Group Inc(a)	407,735
23,041	Wright Medical Group NV(a)	475,336
		29,632,305
Energy — 0.91%
3,349	DMC Global Inc(b)	147,289
36,108	Parsley Energy Inc Class A	606,614
11,454	Solaris Oilfield Infrastructure Inc Class A(b)	153,713
		907,616
Financial — 9.96%
15,013	Argo Group International Holdings Ltd	1,054,513
3,726	eHealth Inc(a)	248,859
23,986	Essent Group Ltd	1,143,413
15,299	Evercore Inc Class A	1,225,450
11,034	Focus Financial Partners Inc Class A(a)	262,609
20,304	Goosehead Insurance Inc Class A	1,002,002
16,251	Palomar Holdings Inc(a)	640,614
14,653	QTS Realty Trust Inc REIT Class A	753,311
6,815	Redfin Corp(a)(b)	114,765
18,836	Stifel Financial Corp	1,080,810
3,521	SVB Financial Group(a)	735,713
16,367	Triumph Bancorp Inc(a)	521,944
9,848	Trupanion Inc(a)(b)	250,336
24,459	Virtu Financial Inc Class A(b)	400,149
4,886	Virtus Investment Partners Inc	540,245
		9,974,733
Industrial — 17.18%
14,595	AAR Corp	601,460
2,554	AeroVironment Inc(a)	136,792
10,128	AGCO Corp	766,690
15,296	AO Smith Corp	729,772
23,566	Atkore International Group Inc(a)	715,228
5,237	Benchmark Electronics Inc	152,187
Shares		Fair Value
Industrial — (continued)
24,478	Boise Cascade Co	$ 797,738
9,266	Chart Industries Inc(a)	577,828
17,396	CIRCOR International Inc(a)	653,220
11,486	Comtech Telecommunications Corp	373,295
8,445	Dycom Industries Inc(a)	431,117
7,726	Federal Signal Corp	252,949
25,506	Gardner Denver Holdings Inc(a)	721,565
38,694	GasLog Ltd	497,218
46,747	GrafTech International Ltd(b)	598,362
21,142	Granite Construction Inc	679,292
13,362	Hub Group Inc Class A(a)	621,333
9,174	Ichor Holdings Ltd(a)	221,827
17,475	Knight-Swift Transportation Holdings Inc	634,343
39,916	Kratos Defense & Security Solutions Inc(a)	742,238
9,483	Masonite International Corp(a)	550,014
11,098	Napco Security Technologies Inc(a)	283,221
2,654	NV5 Global Inc(a)	181,189
2,473	OSI Systems Inc(a)	251,158
33,205	PGT Innovations Inc(a)	573,450
37,581	Schneider National Inc Class B	816,259
31,274	SPX Corp(a)	1,251,273
7,002	Tech Data Corp(a)	729,888
5,644	TriMas Corp(a)	172,989
12,769	US Concrete Inc(a)	705,870
7,248	Woodward Inc	781,552
		17,201,317
Technology — 20.49%
7,138	Agilysys Inc(a)	182,804
51,035	Allscripts Healthcare Solutions Inc(a)	560,364
4,411	Appian Corp(a)(b)	209,522
15,287	Benefitfocus Inc(a)	363,983
13,642	Black Knight Inc(a)	832,981
47,697	Box Inc Class A(a)	789,862
6,025	Cabot Microelectronics Corp	850,790
14,225	Carbon Black Inc(a)	369,708
7,777	CEVA Inc(a)	232,221
19,726	Cornerstone OnDemand Inc(a)	1,081,379
8,196	CyberArk Software Ltd(a)	818,125
32,431	Cypress Semiconductor Corp	756,940
7,879	Endava PLC Sponsored ADR(a)	298,220
55,714	Evolent Health Inc Class A(a)	400,584
32,524	FormFactor Inc(a)	606,410
4,460	Health Catalyst Inc(a)	141,114
4,464	Impinj Inc(a)	137,625
13,232	Kornit Digital Ltd(a)	407,281
21,246	Lumentum Holdings Inc(a)	1,137,936
17,728	Nanometrics Inc(a)	578,287
52,483	Nuance Communications Inc(a)	855,998
9,685	Omnicell Inc(a)	699,935
6,066	Phreesia Inc(a)	147,040
12,043	PTC Inc(a)	821,092

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Technology — (continued)
22,709	RealPage Inc(a)	$ 1,427,488
13,727	Silicon Motion Technology Corp ADR	485,249
27,568	SS&C Technologies Holdings Inc	1,421,682
11,711	SVMK Inc(a)	200,258
10,793	Tabula Rasa HealthCare Inc(a)(b)	592,967
8,218	Talend SA ADR(a)(b)	279,248
14,479	Teradyne Inc	838,479
11,841	Tufin Software Technologies Ltd(a)	194,903
6,305	Upland Software Inc(a)	219,792
46,945	Verra Mobility Corp(a)	673,661
15,086	Vocera Communications Inc(a)(b)	371,870
35,432	Zuora Inc Class A(a)(b)	533,252
		20,519,050
TOTAL COMMON STOCK — 95.67% (Cost $95,889,252)		$95,790,692
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 10.63%
$2,529,130	Repurchase agreement (principal amount/value $2,533,250 with a maturity value of $2,533,415) with JP Morgan Securities, 2.35%, dated 9/30/19 to be repurchased at $2,529,130 on 10/1/19 collateralized by U.S. Treasury securities, 2.75% - 2.88%, 5/31/23 - 10/31/23, with a value of $2,583,915.(c)	2,529,130
530,792	Undivided interest of 19.40% in a repurchase agreement (principal amount/value $2,740,191 with a maturity value of $2,740,370) with HSBC Securities (USA) Inc, 2.35%, dated 9/30/19 to be repurchased at $530,792 on 10/1/19 collateralized by U.S. Treasury securities, 0.00% - 2.88%, 8/31/20 - 9/9/49, with a value of $2,794,995.(c)	530,792
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,529,130	Undivided interest of 20.85% in a repurchase agreement (principal amount/value $12,149,039 with a maturity value of $12,149,822) with Bank of America Securities Inc, 2.32%, dated 9/30/19 to be repurchased at $2,529,130 on 10/1/19 collateralized by various U.S. Government Agency securities, 2.00% - 5.00%, 4/1/24 - 10/1/49, with a value of $12,392,020.(c)	$ 2,529,130
2,529,130	Undivided interest of 3.74% in a repurchase agreement (principal amount/value $67,783,755 with a maturity value of $67,788,217) with RBC Capital Markets Corp, 2.37%, dated 9/30/19 to be repurchased at $2,529,130 on 10/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/15/19 - 9/1/49, with a value of $69,139,430.(c)	2,529,130
2,529,130	Undivided interest of 4.32% in a repurchase agreement (principal amount/value $58,582,762 with a maturity value of $58,586,537) with Citigroup Global Markets Inc, 2.32%, dated 9/30/19 to be repurchased at $2,529,130 on 10/1/19 collateralized by various U.S. Government Agency securities, 2.50% - 9.00%, 6/1/24 - 10/1/49, with a value of $59,754,443.(c)	2,529,130
TOTAL SHORT TERM INVESTMENTS — 10.63% (Cost $10,647,312)		$10,647,312
TOTAL INVESTMENTS — 106.30% (Cost $106,536,564)		$106,438,004
OTHER ASSETS & LIABILITIES, NET — (6.30)%		$(6,311,188)
TOTAL NET ASSETS — 100.00%		$100,126,816

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2019.
(c)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

September 30, 2019

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$95,790,692	$—	$—	$95,790,692
Short Term Investments	—	10,647,312	—	10,647,312
Total Assets	$95,790,692	$10,647,312	$0	$106,438,004
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2019